Reporting entity and going concern - Schedule of subsidiary (Detail) - Potassio do Brasil Ltda [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Country of incorporation	Brazil	Brazil